UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23708

11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Address of Principal Executive Offices)

(202) 584-0550
(Registrant’s Area Code and telephone number)

Michelle A. Mirabal
Rise Companies Corp.
11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Name and Address of Agent for Service)

Copies to:

Elizabeth J. Reza
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199

Date of fiscal year end: March 31

Date of reporting period: April 1, 2023 through September 30, 2023

Item 1.  Reports to Stockholders

Fundrise Growth Tech Fund, LLC
Semi-Annual Report
For the
Six Months Ended
September 30, 2023

TABLE OF CONTENTS
Schedule of Investments (Unaudited) 3
Statement of Assets and Liabilities (Unaudited) 5
Statement of Operations (Unaudited) 6
Statements of Changes in Net Assets 7
Statement of Cash Flows (Unaudited) 8
Financial Highlights 9
Notes to Financial Statements (Unaudited) 10
Additional Information (Unaudited) 22

Fundrise Growth Tech Fund, LLC
Schedule of Investments (Unaudited)
September 30, 2023

See accompanying notes to the financial statements.
(Amounts in thousands)
Par/Shares Description Acquisition Date
Value as of
September 30, 2023
Equity Securities - 34.9%
Common Stock - 15.3%
Technology - 15 . 3%
6 Canva , Inc.  (Cost $6,220)
 (1)(2)(3)
09/15/23 $ 6,220
80 Immuta , Inc.  (Cost $1,022)
 (1)(2)(3)
03/28/23 1,02 2
154 ServiceTitan , Inc.  (Cost $10,000)
 (1)(2)(3)
06/26/23 10,000
Total Common Stock (Cost $17,242) $ 17 ,24 2
Preferred Stock - 19 . 6%
Technology - 19 .6%
441 dbt Labs, Inc.  (Cost $15,000)
 (1)(2)(3)
09/22/23 $ 15,000
611 Jetty National, Inc. (Cost $2,000)
 (1)(2)(3)
08/09/23 2,000
555 Vanta , Inc.  (Cost $5,000)
 (1)(2)(3)
09/07/22 5,000
Total Preferred Stock (Cost $22,000) $ 22 ,000
Total Equity Securities (Cost $39,242) $ 39,242
Portfolio Funds - 26.8%
Private Investment Companies - 26.8%
Technology - 26.8%
N/A
(4)
AI-LLM, LLC  (Cost $1,597)
 (1)(2)(3)
08/31/23 $ 1,597
N/A
(4)
DBH1, LP  (Cost $25,019)
  (1)(2)(3)
07/14/23 28,073
N/A
(4)
Theory Ventures, LP  (Cost $506)
  (2)(3)(5)
04/28/23 474
Total Private Investment Companies (Cost $27,122) $ 30,144
Total Portfolio Funds (Cost $27,122) $ 30,144
Simple Agreement for Future Equity in Portfolio Company - 3.5%
Technology - 3.5%
N/A
(4)
Inspectify , Inc.
(1)(2)(3)
06/30/23 $ 4,000
Total Simple Agreement for Future Equity in Portfolio Company (Cost $4,000) $ 4,000
Fixed Income Securities - 17.0%
Corporate Convertible Bonds - 4.5%
Technology - 4.5%
$ 1,000 Cloudflare , Inc., 4.80%, 08/15/26
 (6)(7)
$ 855
1,000 Confluent, Inc., 6.17%, 01/15/27
 (6)(7)
820
1,000 Jamf Holding Corp., 0.13%, 09/01/26
 (6)
842
1,000 Splunk , Inc., 1.13%, 06/15/27
 (6)
949
2,000 Unity Software, Inc., 6.71%-6.96%, 11/15/26
 (6)(7)
1,593
Total Corporate Convertible Bonds (Cost $5,060) $ 5,059
Corporate Non-Convertible Bonds - 12.5%
Technology - 12.5%
 $ 2,000 Block, Inc., 3.50%, 06/01/31
 (6)
$ 1,573
1,000 Block, Inc., 2.75%, 06/01/26
 (6)
900
2,250 Elastic NV, 4.13%, 07/15/29
 (6)
1,919
1,000 Match Group Holdings II, LLC, 5.63%, 02/15/29
 (6)
924
3,500 Roblox Corp., 3.88%, 05/01/30
 (6)
2,813
1,000 Twilio , Inc., 3.88%, 03/15/31 814
2,000 Twilio , Inc., 3.63%, 03/15/29 1,676
1,000 Uber Technologies, Inc., 6.25%, 01/15/28
 (6)
979
3,000 ZoomInfo Technologies, LLC/ ZoomInfo Finance Corp., 3.88%, 02/01/29
 (6)
2,503
Total Corporate Non-Convertible Bonds (Cost $14,537) $ 14,101
Total Fixed Income Securities (Cost $19,597) $ 19,160
Short-Term Investments - 17.1%
18,831 Allspring Government Money Market Fund, Select Class Shares, 5.41%
 (8)
$ 18,831
399 Northern Institutional U.S. Government Select Portfolio, 5.22%
 (8)
399
Total Short-Term Investments (Cost $19,230) $ 19,230
Total Investments, at value - 99.3% (Cost $109,191) $ 111,776
Other assets in excess of liabilities - 0.7% 806
Total Net Assets - 100.0% $ 112,582
LLC Limited Liability Company
LP Limited Partnership

Fundrise Growth Tech Fund, LLC
Schedule of Investments (Unaudited)
September 30, 2023

See accompanying notes to the financial statements.
(1) Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the financial statements for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(2)
Restricted security. The aggregate value of restricted securities at September 30, 2023 is approximately $73,386 (amounts in thousands) and represents 65.2% of net assets. See Note 2, Summary of Significant Accounting Policies - Fair Value Measurement for additional information.
(3) Non-income producing investment.
(4) The Fund owns LLC or LP membership interests in restricted security not traded in public markets.
(5)
Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 2, Summary of Significant Accounting
Policies - Fair Value Measurement for additional information.
(6) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. At the period end, the value of these securities amounted to $16,670 (amounts in thousands) or 14.8% of net assets .
(7) Zero coupon bond. Interest rate presented is yield to maturity.
(8)
Rate disclosed is representative of the Fund's seven-day effective yield as of September 30, 2023.
PORTFOLIO COMPOSITION (As of September 30, 2023 )
Security Type
Percent of Total
Investments
Private Investment Companies 27.0%
Preferred Stock 19.7%
Short-Term Investments 17.2%
Common Stock 15.4%
Corporate Non-Convertible Bonds 12.6%
Corporate Convertible Bonds 4.5%
Simple Agreement for Future Equity in Private Investment Company 3.6%
Total Investments 100.0%

Fundrise Growth Tech Fund, LLC
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

See accompanying notes to financial statements.
(Amounts in thousands, except share and per share data)
Assets
Investments, at fair value (Cost $109,191) $ 111,776
Cash and cash equivalents 1,554
Interest and dividends receivable 285
Prepaid expenses 139
Total Assets
$ 1 13 , 754
Liabilities
Settling subscriptions $ 935
Payable to Adviser 140
Accounts payable and accrued expenses 61
Fund services fees payable 36
Total Liabilities
$ 1,172
Total Net Assets
$ 112,582
Components of Net Assets
Paid-in capital $ 110,173
Distributable Earnings 2,40 9
Total Net Assets
$ 112,582
Net Asset Value
Net Asset Value $ 112,582
Common shares outstanding as of September 30, 2023; unlimited shares authorized 11,033,881
Net Asset Value Per Share $ 10.20

Fundrise Growth Tech Fund, LLC
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2023

See accompanying notes to the financial statements.
(Amounts in thousands)
Investment Income
Dividend income $ 904
Interest income 641
Total Investment Income
$ 1,545
Expenses
Management fees $ 755
Professional fees 183
Miscellaneous expenses 14 2
Fund services fees 135
Offering costs
100
Directors' fees and expenses 88
Custody fees 18
Total Expenses $ 1,421
Fees waived and expenses reimbursed
(197)
Net Expenses
$ 1,224
Net Investment Income (Loss)
$ 321
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments
$ (828)
Net change in unrealized appreciation/depreciation on investments
2,417
Total Net Realized and Unrealized Gain (Loss) on Investments
$ 1,589
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,910

Fundrise Growth Tech Fund, LLC
STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes to financial statements.
(Amounts in thousands)
For the Six
Months
Ended
September 30,
2023 (Unaudited)
For the Period
May 11, 2022
(1)
to
March 31, 2023
Operations:
Net investment income (loss) $ 321 $ 198
Net realized gain (loss) on investments (828) –
Net change in unrealized appreciation/depreciation on investments 2,417 167
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,910 $ 365
Capital Share Transactions:
Proceeds from sale of shares 38,915 73,124
Repurchase of shares
(1,375) (457)
Net Increase (Decrease) in Net Assets from Capital Share Transactions
$ 37,540 $ 72,667
Net Increase (Decrease) in Net Assets
$ 39,450 $ 73,032
Net Assets:
Beginning of Period
$ 73,132 $ 100
End of Period
$ 112,582 $ 73,132
(1) Effective date of the Fund’s Registration Statement .

Fundrise Growth Tech Fund, LLC
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2023

See accompanying notes to financial statements.
(Amounts in thousands)
Operating Activities:
Net increase in net assets resulting from operations $ 1,910
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments in long-term investments (69,370)
Net change in investments in short-term investments 25,399
Accretion of discounts (297)
Net realized gain on investments 828
Net change in unrealized appreciation/depreciation on investments (2,417)
Proceeds from sale of long-term investments 5,877
Changes in assets and liabilities:
Net (increase) decrease in interest and dividend receivable 39
Net (increase) decrease in prepaid expenses 57
Net increase (decrease) in settling subscriptions 935
Net increase (decrease) in accrued management fees (375)
Net increase (decrease) in accounts payable and accrued expenses (101)
Net increase (decrease) in fund services fees payable 17
Net cash provided by (used in) operating activities
$ (37,498)
Financing Activities:
Proceeds from issuance of common shares $ 38,915
Cash paid for shares repurchased (1,375)
Net cash provided by (used in) financing activities
$ 37,540
Net increase (decrease) in cash and cash equivalents $ 42
Cash and cash equivalents, beginning of period
1,512
Cash and cash equivalents, end of period
$ 1,554

Fundrise Growth Tech Fund, LLC
FINANCIAL HIGHLIGHTS

See accompanying notes to financial statements.
For the Six
Months Ended
September
30, 2023
(Unaudited)
For the Period
July 25, 2022
(1)
to
March 31, 2023
Net Asset Value, Beginning of Period
$ 10.05 $ 10.00
Income from Investment Operations
Net investment income (loss)
(2)
$ 0.04 $ 0.05
Net realized and unrealized gain (loss) on investments
0.11 0.00
(3)
Total Income (Loss) from Investment Operations
$ 0.15 $ 0.05
Net Asset Value, End of Period
$ 10.20 $ 10.05
Total Investment Return Based on Net Asset Value
(4)
1.49%
(5)(6)
0.50%
(5)(6)
Ratios and Supplemental Data
Net assets at end of period (thousands) $ 112,582 $ 73,132
Ratio of gross expenses to average net assets
(7)(8)
3.48%
(9)
6.18%
(9)
Ratio of net expenses to average net assets
(8)
3.00%
(9)
2.74%
(9)
Ratio of net investment income to average net assets 0.79%
(9)
0.68%
(9)
Portfolio turnover rate 13%
(5)
–%
(5)
(1) Commencement of investment operations.
(2) Based on average shares outstanding during each period.
(3) Less than $0.01 per share.
(4) Total investment return based on net asset value is based upon the change in net asset value per share between the opening and ending net asset values per share in the period indicated and assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment policy. Returns shown do not reflect the deduction of taxes that a Shareholder would pay on Fund distributions or the repurchase of Fund shares.
(5) Not annualized.
(6) Total investment returns for the period would have been lower had certain expenses not been waived or borne by the Adviser during the period. The
Expense Limitation Agreement remains in effect through July 31, 2024. See Note 6, Investment Manager Fees and Other Related Party Transactions
for further information.
(7) Reflects the expense ratio excluding any waivers and/or reimbursements.
(8) Excludes acquired fund fees and expenses of underlying investment company investments.
(9) Annualized.

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (Unaudited)
September 30, 2023

1. Formation and Organization
Fundrise Growth Tech Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected to be taxed as a C corporation. The Fund operates in a manner intended to qualify for treatment as a regulated investment company
(“RIC”) for U.S. federal income tax purposes under part I of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986,
as amended (the “Code”). The Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s registration statement was declared effective on May 11, 2022. The Fund commenced investment operations on July 25, 2022.
The Fund’s investment objective is to provide total return primarily through long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in technology companies, with a primary focus on the equity securities (e.g., common stock, preferred stock, and convertible debt) of certain privately held, mid-to-late-stage, growth companies (“Portfolio Companies”), or other investments (including derivatives and debt) that have economic characteristics similar to investments in technology companies. Generally, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of private and public technology and technology-related companies (referred to herein as “technology companies”) and other investments (including derivatives and debt) that have economic characteristics similar to investments in technology companies.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial
Services - Investment Companies (“ASC 946”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The estimates and assumptions underlying these financial statements are based on information available as of September 30, 2023, including judgments about the financial market and economic conditions which may change over time.
Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Cash and Cash Equivalents
Cash and cash equivalents may consist of demand deposits and highly liquid investments with original maturities of three months or less. The Fund may invest its cash in an institutional money market fund, valued at the net asset value (“NAV”) as of the close of each business day. The Fund’s uninvested cash is maintained with a high credit quality financial institution. To date, the Fund has not experienced any losses with respect to cash and cash equivalents.

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (Unaudited)
September 30, 2023

Valuation Oversight
In connection with SEC Rule 2a-5, effective September 2022, the Board has approved the Adviser as the Fund’s Valuation Designee
(“Valuation Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value, the Adviser, subject to the oversight of the Board, uses various valuation methodologies.
To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors. When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a summary of certain methods generally used currently to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Fixed income securities may be valued by an outside pricing service overseen by the Valuation Designee. The pricing service may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
To the extent these securities are actively traded, they are categorized in Level 2 of the fair value hierarchy.

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (Unaudited)
September 30, 2023

The majority of the Fund’s investments are expected to have no readily available market quotations and, as such, will be valued at fair value in good faith. There is no single standard for determining the fair value of a security. Rather, fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes. For mid-to-late growth
Portfolio Companies, traditional valuation methods (e.g., discounted cash flow) are often a less useful tool for valuing investments in accordance with ASC 820. As such, until the Portfolio Companies grow to a point where traditional valuation methods apply, the
Fund may deem it more appropriate to utilize other valuation methodologies. Late-stage private companies or “pre-IPO companies”
traditionally raise capital from investors in organized funding rounds. During such funding rounds, a pre-IPO company will seek a lead investor who will, to their best effort, define a valuation of the company. Therefore, the valuation of the Fund’s Portfolio
Companies may be adjusted when a new valuation is set by the lead investor in the next funding round. As such, the Fund may adjust the valuation of its Portfolio Companies with each new funding round, which is a generally accepted methodology for the valuation of pre-IPO companies like the ones the Fund intends to invest in. However, while the valuation as of the latest funding round is a prominent factor in the Fund’s valuation process, it is not the only factor that the Fund will consider when valuing its portfolio investments.
For investments in companies that are not considered “pre-IPO companies”, valuation methods utilized may include, but are not limited to the following: sales comparison approach; discounted cash flow method; hypothetical sales method; and appraisals received from one or more pricing services. In addition, the Fund may utilize: an analysis of financial ratios and valuation metrics of the portfolio companies that issued private equity securities to peer companies that are public; an analysis of the Portfolio Companies’
most recent financial statements and forecasts; an analysis of the markets in which the Portfolio Company does business; and other relevant factors.
With respect to any portion of the Fund’s assets that are invested in one or more investment funds, the fair value may be calculated based upon the NAVs of those investment funds as a practical expedient, where such valuation methodologies employed by the investment funds reflects fair value pricing and the effects of using fair value pricing.
The Fund may establish certain thresholds or triggers that intend to capture fundamental changes in the value of the Portfolio
Company that would affect the anticipated return on the Fund’s investment. Examples of certain thresholds or triggers may include, an unexpected business or technology breakthrough, faster than anticipated revenue growth, a fundamental failure of the technology, the loss of a key customer, or the success of a competitor in the same industry. Additionally, the Fund may consider several additional factors (if present), including but not limited to the implied valuation of the asset as reflected by stock purchase contracts reported in private markets, fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, or the liquidity of the market for the security. The Fund may also consider periodic financial statements (audited and unaudited) or other information provided by the Portfolio Companies to investors or prospective investors, to the extent that it is available.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (Unaudited)
September 30, 2023

The following is a summary of the inputs used as of September 30, 2023 , in valuing the Fund’s investments carried at fair value
(amounts in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of September 30, 2023 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the
Fund’s determination of fair value.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Restricted Securities
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact
Level 1 Level 2 Level 3
Practical
Expedient
(1)
Total
Common Stock $ – $ – $ 17,242 $ – $ 17,242
Preferred Stock – – 22,000 – 22,000
Private Investment Companies – – 29,670 474 30,144
Simple Agreement for Future Equity in Portfolio Company – – 4,000 – 4,000
Corporate Convertible Bonds – 5,059 – – 5,059
Corporate Non-Convertible Bonds – 14,101 – – 14,101
Short-Term Investments 19,230 – – – 19,230
Total Investments $ 19,230 $ 19,160 $ 72,912 $ 474 $ 111,776
(1) As a practical expedient, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
Investment Fair Value Valuation Technique Unobservable Input Range
Impact to Valuation
from an Increase in
Input
(1)
Common Stock $ 17,242 Recent Transaction Transaction Price N/A Increase
Preferred Stock 22,000 Recent Transaction Transaction Price N/A Increase
Private Investment Company 1,597 Recent Transaction Transaction Price N/A Increase
Private Investment Company 28,073 Market Transaction Transaction Price N/A Increase
Simple Agreement for Future Equity in Portfolio Company 4,000 Recent Transaction Transaction Price N/A Increase
Total $ 72,912
(1) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
Common Stock Preferred Stock
Private Investment
Companies
Simple Agreement
for Future Equity in
Porfolio Company
Balance as of March 31, 2023 $ 1,022 $ 5,000 $ – $ –
Purchases 16,220 17,000 26,616 4,000
Accrued discounts (premiums) – – – –
Realized gain (loss) – – – –
Net change in unrealized appreciation/depreciation – – 3,054 –
Return of capital distributions – – – –
Sales – – – –
Transfers into Level 3 – – – –
Transfers out of Level 3 – – – –
Balance as of September 30, 2023 $ 17,242 $ 22,000 $ 29,670 $ 4,000
Net change in unrealized appreciation/depreciation for the
six months ended September 30, 2023 related to Level 3
investments held at September 30, 2023 $ – $ – $ 3,054 $ –

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (Unaudited)
September 30, 2023

on NAV. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the
Securities Act for the resale of certain restricted securities to qualified institutional buyers. Restricted securities held at September
30, 2023 are identified within the Schedule of Investments.
Organizational and Offering Costs
Organizational costs may include, among other things, the cost of organizing as a Delaware limited liability company, the cost of certain legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred by the Fund.
Offering costs may include, among other things, legal, printing and other expenses pertaining to offering the Fund’s Shares.
Any offering costs paid by the Adviser prior to commencement of investment operations were recorded as a Payable to Adviser.
Thereafter, these offering costs were amortized over 12 months on a straight-line basis. Ongoing offering costs will be expensed as incurred. All organizational and offering costs of the Fund paid by the Adviser are subject to reimbursement pursuant to the Expense
Limitation Agreement as described in Note 6, Investment Manager Fees and Other Related Party Transactions.
Income Taxes
As a limited liability company, the Fund has elected to be taxed as a C corporation. The Fund intends to elect to be taxed as a RIC under the Code, and intends to operate as such. To qualify as a RIC, the Fund must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the Fund’s annual investment company taxable income to the shareholders of the Fund (“Shareholders”) (which is computed without regard to the dividends paid deduction and generally equals the Fund’s ordinary income plus the excess of its net short-term capital gains over its net long-term capital losses, minus deductible expenses). Once the Fund qualifies as a RIC, it generally will not be subject to U.S. federal income tax to the extent it distributes qualifying dividends to its Shareholders. Even if the Fund qualifies for taxation as a RIC, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income. The tax period for the taxable year ending March 31, 2023 and all tax periods following remain open to examination by the major taxing authorities in all jurisdictions where we are subject to taxation. For the open tax periods, the Fund has no uncertain tax positions that would require recognition in the financial statements.
Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six months ended September 30, 2023, the Fund did not incur any income tax, interest, or penalties.
Issuance of Shares
The Fund offers its Shares on a continuous basis through the Fundrise Platform, an investment platform available both online at
www.fundrise.com and through various mobile applications owned and operated by the Sponsor. The price a Shareholder pays for
Shares is based on the Fund’s NAV. The Fund calculates its NAV as of the close of business (i) on the last business day of each calendar month, (ii) each date that Shares are sold or repurchased that the New York Stock Exchange is open for business, as of the close of the regular trading session on the NYSE, usually 4:00 p.m., Eastern Standard Time, (iii) as of the date of any distribution and (iv) at such other times as the Board shall determine.
Distributions To Shareholders
The Fund will be required to make distributions necessary to qualify to be taxed as a RIC and, once qualified, maintain its qualification for taxation as a RIC . The Fund does not expect to declare any distributions until the proceeds from the Fund’s initial offering are invested and generating operating cash flow. Once the Fund is generating operating cash flows, it expects to declare and pay distributions on a quarterly basis, or more or less frequently as determined by the Board, in arrears. Notwithstanding the foregoing, it is likely that many of the Portfolio Companies in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s expenses, means that there can be no assurance the Fund will have substantial income or pay dividends. The Board may authorize distributions in Shares or in excess of those required for the Fund to qualify or maintain RIC tax status depending on the Fund’s financial condition and such other factors as the Board may deem relevant. The distribution rate may be modified by the

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (Unaudited)
September 30, 2023

Board from time to time. The Board reserves the right to change or suspend the distribution policy from time to time. Distributions to shareholders of the Fund are recorded on the ex-dividend date.
Dividend Reinvestment
The Fund will operate under a dividend reinvestment policy administered by the Adviser. Pursuant to the policy, a Shareholder’s income dividends, capital gains or other distributions, net of any applicable U.S. withholding tax, can be reinvested in the Shares of the Fund, provided that, if a Shareholder participates in an investment plan offered by the Adviser, such distributions will be reinvested in accordance with such investment plan. Unless a Shareholder elects to “opt in” to the Fund’s dividend reinvestment policy, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the
Fund under the policy. When the Fund declares a distribution payable in cash, the Shareholders enrolled in the dividend reinvestment plan will receive an equivalent amount in Shares from the Fund either newly issued or repurchased from Shareholders by the Fund or according to their investment plan, if applicable. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution (or the percentage of the distribution allocable to the Fund under the terms of the investment plan, if applicable) by the Fund’s NAV per Share next computed after the distribution is paid.
Shareholders who do not participate in the Fund’s dividend reinvestment policy will receive all dividends in cash.
Investment Income and Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales of investments are determined on a specific identification basis. Dividend income and distributions are reported on the ex-
dividend date, and interest income is recorded on an accrual basis. Amortization of premiums and accretion of discounts on fixed income securities is calculated using the effective interest method, or straight-line method when appropriate, over the holding period of the investment and are included in interest income. Distributions received from investments generally are comprised of ordinary income and return of capital. The Fund estimates the allocation of distributions between investment income and return of capital based on historical information or regulatory filings. These estimates may subsequently be revised based on actual allocations received from investments after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the reporting period of the Fund.
3. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Principal Risks” in the Fund’s Prospectus and Statement
of Additional Information filed on August 1, 2023 (as revised September 12, 2023), and the Fund’s other filings with the SEC.
Non-Listed Closed-End Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her Shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per Share.
The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Fund intends, but is not obligated, to conduct quarterly repurchase offers in the sole discretion of the Board; provided, that it is not expected that such repurchase offers will be for more than 5% of the Fund’s net assets.
Non-Diversification Risk. As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more Portfolio Companies . Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (Unaudited)
September 30, 2023

events impacting a single borrower, geographic location, security or investment type.
Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a Shareholder invests. The value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. At any point in time, Shares may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Global economic, political and market conditions and economic uncertainty, including those caused by the ongoing COVID-19 pandemic, may adversely affect the Fund’s business, results of operations and financial condition.
Risks of Investing in Portfolio Companies. The Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and consequently the reduction or loss of the Fund’s investment. The Adviser expects that the Fund’s holdings of Portfolio Companies may require several years to appreciate, and the Adviser can offer no assurance that such appreciation will occur.
Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns.
Because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses.
Therefore, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the Portfolio Companies in which the Fund invests. Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Portfolio Companies may have substantial debt loads. In such cases, the
Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market circumstances, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.
These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Technology Sector (Concentration) Risk. The Fund’s portfolio will be concentrated in securities issued by technology companies and other investments that provide economic exposure to technology companies and as such, it may be subject to more risks than if it were broadly diversified across additional sectors and industries of the economy. The market prices of technology stocks historically have exhibited a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services. Certain technology companies may face special risks that their products or services may not prove to be commercially successful. Technology companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (Unaudited)
September 30, 2023

technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Technology companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Technology companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses. The Fund’s portfolio investments are generally privately traded securities (unless one of the Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein)
that are fair valued by the Adviser in accordance with the Fund’s valuation procedures. Valuations of the Portfolio Companies are inherently uncertain and may be based on estimates, and the Fund’s determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. This risk is particularly exaggerated for mid-stage growth Portfolio Companies, given their limited history and significant change in cash flow generation over time.
Restricted and Illiquid Securities Risk. Illiquid securities are securities that are not readily marketable. These securities may include restricted securities, which cannot be resold to the public without an effective registration statement under the Securities Act of
1933, as amended (the “1933 Act”), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Many private company securities may be restricted securities and/or considered illiquid. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some securities could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Interest Rate Risk. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges.
Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may be volatile, and prices may fluctuate based on changes in a company’s financial condition and overall market and economic circumstances. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed income securities.

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (Unaudited)
September 30, 2023

4. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares for the six months ended September 30, 2023 and for the period May 11, 2022 (effective date of the Fund’s Registration Statement) to March 31, 2023 (all tabular amounts are in thousands except share data) :
As of September 30, 2023, the Fund has issued 10,000 common shares to the Sponsor. For the six months ended September 30,
2023, no distributions were declared to this related party.
5. Repurchase Offers
The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Fund intends, but is not obligated, to conduct quarterly repurchase offers in the sole discretion of the Board; provided, that it is not expected that such repurchase offers will be for more than 5% of the Fund’s net assets. Any repurchases of Shares will be made to all holders of Shares, at such times and on such terms as may be determined by the Board from time to time in its sole discretion.
The Board will determine that the Fund will offer to repurchase Shares pursuant to written tenders only on terms that the Board determines to be fair to the Fund and Shareholders. The value of Shares being repurchased will be determined as of a date, determined by the Board, in its sole discretion, which is approximately one to seven days after the expiration of the repurchase offer
(the “Valuation Date”), and any such repurchase will be effective as of the Valuation Date (the “Repurchase Date”). The amount due to any Shareholder whose Shares are repurchased will be equal to the value of the Shareholder’s Shares being repurchased, based on the Fund’s NAV per Share as of the Valuation Date.
The Fund may not condition a repurchase offer upon the tender of any minimum number of Shares. The Fund does not currently charge a repurchase fee, and it does not currently expect to impose a repurchase fee. However, the Fund may in the future charge a repurchase fee of up to 2.00%, subject to approval of the Board.
The following table presents the repurchase offers that were completed during the six months ended September 30, 2023 (all tabular amounts are in thousands except share data) :
For the Six Months Ended
September 30, 2023
For the Period May 11, 2022
(1)
to March 31, 2023
Common Shares
Shares Amount Shares Amount
Gross proceeds from offering
3,894,78 0 $ 38,915 7,312,285 $ 73,124
Reinvestment of distributions
– – – –
Total gross proceeds
3,894,78 0 $ 38,915 7,312,285 $ 73,124
Less: shares repurchased
(137,440) (1,375) (45,744) (457)
Net Proceeds from Common Shares
3 , 757 , 3 4 0 $ 37,540 7,266,541 $ 72,667
(1) Effective date of the Fund’s Registration Statement.
Repurchase Offers
Fourth Quarter
Repurchase
Commencement Date February 28, 2023
Repurchase Request Deadline March 31, 2023
Repurchase Pricing Date April 3, 2023
Amount Repurchased $ 569
Shares Repurchased 56,616
Repurchase Offers
First Quarter
Repurchase
Commencement Date May 26, 2023
Repurchase Request Deadline June 30, 2023
Repurchase Pricing Date July 3, 2023
Amount Repurchased $ 806
Shares Repurchased 80,824

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (Unaudited)
September 30, 2023

6. Investment Manager Fees and Other Related Party Transactions
The Fund entered into an Investment Management Agreement with the Adviser. Pursuant to the Investment Management
Agreement, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a management fee
(the “Management Fee”) of 1.85% of the Fund’s average daily net assets. The Management Fee will be calculated and accrued daily and payable monthly in arrears.
The Adviser and the Fund have entered into an Expense Limitation Agreement pursuant to which the Adviser has contractually agreed to waive its Management Fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organization and offering costs, but excluding interest payments, taxes, brokerage commissions, fees and expenses incurred by the Fund’s use of leverage, acquired fund fees and expenses and extraordinary or non-routine expenses, including with respect to reorganizations or litigation affecting the Fund) (the “Operating Expenses”) to the extent necessary to limit the Fund’s Operating Expenses to 3.00%
of the Fund’s average daily net assets. The Adviser is entitled to seek reimbursement from the Fund of fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that a reimbursement will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. The Expense Limitation Agreement will remain in effect at least through July 31, 2024, unless and until the Board approves its modification or termination.
For the six months ended September 30, 2023, the Adviser contractually waived Management Fees of approximately $197,000 and no expenses were voluntarily reimbursed.
The Adviser is entitled to seek reimbursement from the Fund of fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that a reimbursement will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. The Expense
Limitation Agreement will remain in effect for one year from the effective date of the Investment Management Agreement, unless and until the Board approves its modification or termination. As of September 30, 2023, the Fund had remaining expense waivers and/or reimbursement subject to recoupment by the Adviser and respective dates of expiration as follows (amounts in thousands) :
For the six months ended September 30, 2023, the Adviser did not seek recoupment for any fees.
The Fund will reimburse the Adviser for actual expenses incurred on behalf of the Fund in connection with the selection, acquisition or origination of an investment, to the extent not reimbursed by a third-party borrower, whether or not the Fund ultimately acquires or originates the investment.
The Fund will reimburse the Adviser for out-of-pocket expenses paid to third parties in connection with providing services to the
Fund. This does not include the Adviser’s overhead, employee costs borne by the Adviser, or utilities costs. Expense reimbursements payable to the Adviser also may include expenses incurred by the Sponsor in the performance of services pursuant to a shared services agreement between the Adviser and the Sponsor, including any increases in insurance attributable to the management or operation of the Fund. During the six months ended September 30, 2023, the Adviser did not incur any such costs on the Fund’s behalf, and as such no expenses are payable as of September 30, 2023.
The Adviser or its affiliates may be entitled to certain fees as permitted by the 1940 Act or as otherwise permitted by applicable law and regulation fees and expenses associated with the selection, acquisition, or origination of investments (including, but not limited to, reimbursement of non-ordinary expenses and employee time required to special service a non-performing asset) whether or not the Fund ultimately acquires or originates the investment, and the sale of investments. No such fees were incurred or paid by the
Fund to the Adviser or its affiliates for the six months ended September 30, 2023.
Recoupment expiration Expenses remaining
Expires during the year ended March 31, 2024 $ –
Expires during the year ended March 31, 2025 –
Expires during the year ended March 31, 2026 1,003
Expires during the year ended March 31, 2027 197
Total Fee Waiver/Expense Reimbursement Subject to Recoupment $ 1,200

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (Unaudited)
September 30, 2023

The Adviser and Rise Companies entered into a Shared Services Agreement where Rise Companies will provide the Adviser with the personnel, services and resources necessary for the Adviser to comply with its obligations and responsibilities under the Second
Amended and Restated Operating Agreement (“Operating Agreement”) and Investment Management Agreement, which includes responsibility for operations of the Fund and performance of such services and activities relating to the investments and operations of the Fund as may be appropriate, including without limitation those services and activities listed in the Operating Agreement and
Investment Management Agreement.
7. Investments
The Fund invests in technology companies, with a primary focus on the equity securities (e.g., common stock, preferred stock and convertible debt) of certain privately held, mid-to-late-stage, growth companies, or other investments (including derivatives) that have economic characteristics similar to investments in technology companies.
The cost of purchases and proceeds from the sale of investments, other than short-term securities, for the six months ended September
30, 2023 amounted to $69,370 and $5,877, respectively (amounts in thousands) .
8. Tax Basis Information
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net investment income/loss or accumulated net realized gain/loss, as appropriate, in the period in which the differences arise.
As of March 31, 2023, the tax basis of distributable earnings (accumulated deficit) was as follows (amounts in thousands) :
As of September 30, 2023 , the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows (amounts in thousands) :
9. New Accounting Pronouncements
In June 2022, FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. The Fund is currently evaluating the implications, if any, of the additional requirements and does not expect a material impact on the financial statements.
10. Subsequent Events
In connection with the preparation of the accompanying financial statements, the Fund has evaluated events and transactions occurring after the date of this report and through the date these financial statements were available to be issued.
During October 2023, the Adviser completed diversification testing for RIC qualification, noting that the Fund did not meet the requirements as of September 30, 2023. The Adviser considered possible resolutions during the 30-day cure period provided by the
Undistributed ordinary income (loss) $ 332
Tax accumulated earnings (loss) $ 332
Net unrealized gain (loss) on investments 167
Total Distributable Earnings $ 499
Cost of investments for tax purposes $ 109,191
Gross tax unrealized appreciation $ 3,132
Gross tax unrealized depreciation (547)
Net Tax Unrealized Appreciation $ 2,585

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (Unaudited)
September 30, 2023

Code following quarter-end, however, it is unlikely that the Fund will rely on any of the available cures. Therefore, the Fund will likely file a C corporation tax return for the tax year ended March 31, 2023 which is estimated to result in an income tax payment of approximately $73,000.
Share Transactions
Following the date of this report, the following repurchase offers have occurred (all tabular amounts are in thousands except share data) :
Repurchase Offers
Second Quarter
Repurchase
Commencement Date August 28, 2023
Repurchase Request Deadline September 30, 2023
Repurchase Pricing Date October 2, 2023
Amount Repurchased $ 1,468
Shares Repurchased 143,886

Fundrise Growth Tech Fund, LLC
Additional Information (Unaudited)
September 30, 2023

1. Disclosure of Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available without charge, upon request, by calling
(202) 584-0550 or on the SEC’s website at http://www.sec.gov.
2. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and, once available, information regarding how the Fund voted those proxies (if any) during the year ended June 30, 2023, is available
(1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundrise.com/innovation and (3) on the SEC’s website at http://www.sec.gov. During the year ended June 30, 2023, the Fund did not have any investments that required the Fund to vote proxies, and therefore did not vote any proxies during such period.
3. Compensation of Directors
The Fund’s Statement of Additional Information includes additional information about the Directors and is available (1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundrise.com/innovation and (3) on the SEC’s website at http://www.sec.gov.
The following table sets forth information regarding the total compensation to be paid to the Independent Directors for their services as Independent Directors for the Fund’s fiscal year ended March 31, 2024. As an Interested Director, Mr. Miller receives no compensation from the Fund for his service as a Director. No other compensation or retirement benefits are received by any Director or officer from the Fund.
Name
Aggregate
Compensation from
the Fund
Aggregate
Compensation from
the Fund and Fund
Complex
(1)
Paid to
Directors
Jennifer Blatnik $ 45,000 $ 45,000
Jeffrey R. Deitrich 45,000 120,000
Glenn R. Osaka 45,000 120,000
(1)
The “Fund Complex” consists of the Fund, Fundrise Income Real Estate Fund, LLC, and Fundrise Real Estate Interval Fund, LLC.

FOR MORE INFORMATION
Investment Adviser
Fundrise Advisors, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
Fundrise Growth Tech Fund, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
(202) 584-0550
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reporting period.

Item 6. Investments

(a) The schedule of investments is included as part of the report to Shareholders filed under Item 1 of this form.

(b) There were no divestment of securities (as defined by Section 13(c) of the 1940 Act) for this annual reporting period.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reporting period.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable for semi-annual reporting period.

(b) As of November 16, 2023, there have been no changes in portfolio managers since the most recent annual report.

Item 9.   Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

There were no repurchases of equity securities by the Sponsor or other affiliated purchasers for this annual reporting period.

Item 10. Submission of Matters to a Vote of Security Holders

As of November 16, 2023, there have been no material changes in the procedures by which Shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Rise Companies’ oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1) Not applicable.

(a)(2) A separate certification for each of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fundrise Growth Tech Fund, LLC

By:	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: President

Date:	November 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: Principal Executive Officer

Date:	November 16, 2023

By:	/s/ Alison A. Staloch
Name: Alison A. Staloch
Title: Treasurer and Principal Financial/Accounting Officer

Date:	November 16, 2023